FINANCIAL INSTRUMENTS - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Total financial assets	$ 4,716	$ 6,957
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	3,012	3,385
Total financial liabilities	60,322	72,738
Level 3
Financial assets
Total financial assets		767	$ 835
Disclosure of financial liabilities [abstract]
Total financial liabilities		838	$ 836
Fair value
Financial assets
Participating loan interests(1)	0	268
Securities - FVTPL	1,011	239
Securities - FVTOCI	202	260
Derivative assets	179	247
Total financial assets	1,392	1,014
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	874	813
Derivative liabilities	396	340
Loan payable	40	24
Total financial liabilities	1,310	1,177
Fair value | Level 1
Financial assets
Participating loan interests(1)	0	0
Securities - FVTPL	0	0
Securities - FVTOCI	0	0
Derivative assets	0	0
Total financial assets	0	0
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	0	0
Loan payable	0	0
Total financial liabilities	0	0
Fair value | Level 2
Financial assets
Participating loan interests(1)	0	0
Securities - FVTPL	0	0
Securities - FVTOCI	0	0
Derivative assets	179	247
Total financial assets	179	247
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	0	0
Derivative liabilities	396	340
Loan payable	0	0
Total financial liabilities	396	340
Fair value | Level 3
Financial assets
Participating loan interests(1)	0	268
Securities - FVTPL	1,011	239
Securities - FVTOCI	202	260
Derivative assets	0	0
Total financial assets	1,213	767
Disclosure of financial liabilities [abstract]
Capital securities - fund subsidiaries	874	813
Derivative liabilities	0	0
Loan payable	40	24
Total financial liabilities	$ 914	$ 837